Offerings	Jun. 17, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share
Amount Registered | shares	7,897,299
Proposed Maximum Offering Price per Unit	47.88
Maximum Aggregate Offering Price	$ 378,122,676.12
Fee Rate	0.01531%
Amount of Registration Fee	$ 57,890.58
Offering Note	(1) Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement covers an indeterminate number of securities as may become issuable pursuant to the provisions of the ExlService Holdings, Inc. 2018 Omnibus Incentive Plan (the "2018 Plan") and the ExlService Holdings, Inc. 2025 Omnibus Incentive Plan (the "2025 Plan") by reason of any stock dividend, stock split, recapitalization or any other similar transaction effected without the Registrant's receipt of consideration which results in an increase in the number of outstanding shares of common stock. (2) Represents (i) 6,797,299 shares reserved for issuance under the 2025 Plan, plus (ii) 1,100,000 shares, which represents the estimated number of shares that will become authorized for issuance under the 2025 Plan upon the cancellation, termination, or net or cash settlement of awards. (3) Estimated solely for the purpose of calculating the registration fee in accordance with Rules 457(c) and 457(h) of the Securities Act. The amount of the registration fee is based on a price of $47.88 per share, which is the average of the high and low prices of the Registrant's common stock as reported by the Nasdaq Global Select Market on June 16, 2025.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share
Amount Registered | shares	1,053,982
Proposed Maximum Offering Price per Unit	47.88
Maximum Aggregate Offering Price	$ 50,464,658.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 7,726.14
Offering Note	(1) Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement covers an indeterminate number of securities as may become issuable pursuant to the provisions of the ExlService Holdings, Inc. 2018 Omnibus Incentive Plan (the "2018 Plan") and the ExlService Holdings, Inc. 2025 Omnibus Incentive Plan (the "2025 Plan") by reason of any stock dividend, stock split, recapitalization or any other similar transaction effected without the Registrant's receipt of consideration which results in an increase in the number of outstanding shares of common stock. (2) Represents (i) 253,982 shares available for future issuance under the 2018 Plan by reason of additional shares made available for issuance pursuant to the 2018 Plan, plus (ii) 800,000 shares, which represents the estimated number of shares that will become authorized for issuance under the 2018 Plan in the future upon the cancellation, termination, or net or cash settlement of outstanding awards. (3) Estimated solely for the purpose of calculating the registration fee in accordance with Rules 457(c) and 457(h) of the Securities Act. The amount of the registration fee is based on a price of $47.88 per share, which is the average of the high and low prices of the Registrant's common stock as reported by the Nasdaq Global Select Market on June 16, 2025.